Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103-2921 Tel. +1.215.963.5000 Fax: +1.215.963.5001 www.morganlewis.com

December 30, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Reality Shares ETF Trust: Post-Effective Amendment No. 8 to Registration Statement on Form
N-1A (File Nos. 333-192288 and 811-22911)

Ladies and Gentlemen:

On behalf of our client, Reality Shares ETF Trust (the “Trust”), we are filing Post-Effective Amendment No. 8 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 12 under the Investment Company Act of 1940, as amended (the “Filing”), to the Trust’s registration statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(1) under the 1933 Act, for the purpose of updating the principal investment strategies of the Reality Shares DIVS ETF, a series of the Trust.

Please contact the undersigned at 215.963.5862 should you have any questions or comments.

Thank you for your attention to this matter.

Sincerely,

/s/ David W. Freese
David W. Freese

cc: Eric R. Ervin, Reality Shares Advisors, LLC